Document And Entity Information	Apr. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 19, 2021
Amendment Description	Beacon Roofing Supply, Inc. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission on April 19, 2021 (the “Prior 8-K”). The purpose of this Current Report on Form 8-K/A is to amend Exhibit 99.1 to the Prior 8-K by amending the column heading on page 5 of such Exhibit 99.1 reading "LTM Ended September 30, 2020" to read "LTM Ended June 30, 2020." The remainder of the information contained in the Prior 8-K is not hereby amended. The information contained in this Item 7.01 is being furnished and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or otherwise subject to the liabilities of such section. The information contained in this Item 7.01 shall not be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except as shall be expressly set forth by specific reference in such filing. The Company undertakes no duty or obligation to publicly update or revise this information.
Entity Registrant Name	BEACON ROOFING SUPPLY, INC.
Entity Central Index Key	0001124941
Entity Emerging Growth Company	false
Entity File Number	000-50924
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4173371
Entity Address, Address Line One	505 Huntmar Park Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20170
City Area Code	571
Local Phone Number	323-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BECN
Security Exchange Name	NASDAQ